Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligations

Note 9—Asset Retirement Obligations

Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other noncurrent liabilities” on the condensed consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the condensed consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2% for the six months ended June 30, 2012); and (iv) a credit-adjusted risk-free interest rate (average of 7.36% for the six months ended June 30, 2012). These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.

The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2011	$71,142
Liabilities added from acquisitions	34,096
Liabilities added from drilling	574
Current year accretion expense	3,373
Settlements	(1,506)
Revision of estimates	942

Asset retirement obligations at June 30, 2012	$108,621

Note 10—Asset Retirement Obligations

Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other noncurrent liabilities” on the consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2.0% for each of the years in the three-year period ended December 31, 2011); and (iv) a credit-adjusted risk-free interest rate (average of 7.5%, 8.6% and 9.6% for the years ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively).

The following presents a reconciliation of the Company’s asset retirement obligations:

	December 31,
	2011	2010
	(in thousands)
Asset retirement obligations at beginning of year	$42,945	$33,135
Liabilities added from acquisitions	19,853	6,976
Liabilities added from drilling	1,277	309
Current year accretion expense	4,140	2,694
Settlements	(2,218)	(169)
Revision of estimates	5,145	—

Asset retirement obligations at end of year	$71,142	$42,945